Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Group's Significant Subsidiaries
Presented hereunder is a list of the Group’s significant subsidiaries:

		The Group’s ownership interest in the subsidiary for the year ended December 31
	Principal location of the subsidiary's activity	2020	2019
Name of subsidiary
Cellcom Fixed Line Communication L.P.	Israel	100%	100%
Dynamica Cellular Ltd.	Israel	100%	100%
Golan Telecom Ltd.	Israel	100%	-

Schedule of Consideration Transaction
The amounts are the sum of the assets that were purchased and the liabilities that were recognized on the Acquisition date:

Values recognized at initial consolidation
ILS millions
Assets:
Cash and cash equivalents	5
Current investments and deposits	70
Trade receivables	40
Property and other intangible assets	70
Customer relations (included in the intangible assets section)	110
Brand (included in the intangible assets section)	35
Right of use assets	14

Liabilities:
Lease liabilities	(14)
Trade payables	(233)
Provisions	(82)
Loan from Cellcom	(136)
Deferred tax liabilities	(20)

Total recognized assets, net	(141)

Goodwill	754

Total consideration	613

Schedule of Aggregate Cash Flows Derived for Group Result of Sale	Changes in cash on date of initial consolidation:
ILS millions
Consideration paid	(613)
Cash in Golan	5
Total	(608)